Retirement Benefit Plan	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Retirement Benefit Plan
Note 21. Retirement Benefit Plan

Our 401(k) retirement plan provides for optional employee contributions for certain employees who are U.S. citizens up to the Internal Revenue Service limit and discretionary employer matching contributions. During the years ended December 31, 2017, 2016 and 2015, we made discretionary matching contributions to each participant’s account at a rate of (i) 100% of each participant’s first 1% of contributions plus (ii) 50% of each participant’s contributions up to the next 5% of eligible compensation. For the periods prior to the Spin-off, we allocated costs incurred by Archrock for employer matching contributions. Costs incurred for employer matching contributions of $2.4 million, $2.4 million and $3.6 million during the years ended December 31, 2017, 2016 and 2015, respectively, are presented as selling, general and administrative expense in our statements of operations.